Note A - Product Warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance at beginning of year	$ 1,166	$ 1,170	$ 1,133
Provision	1,732	1,607	1,220
Claims	(1,518)	(1,611)	(1,183)
Balance at end of year	$ 1,380	$ 1,166	$ 1,170